Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Deposits from service providers and customers	¥ 39,844		¥ 36,731
Customer deposits and funds payable (Note 2u)	709,679		193,261
Payroll and welfare benefits accruals	39,186		35,223
Server custody and bandwidth fee accruals	8,199		5,221
Professional fees payable	5,880		4,576
Rentals	1,518		584
Payables related to employee share options exercise	460		4,432
Accrual for purchase of property and equipment	6,057		38,012
Litigations accruals	38,000		0
Others	31,114		25,198
Total	¥ 879,937	$ 127,983	¥ 343,238